Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Vacation and paid time off	$ 191	$ 345	$ 278
Professional fees and consulting	91	150	325
Interest	239	11
Unbilled receipts	158
Compensation	50	50
Lease liability	17	95
Legal fees		108	100
Other	28	69	276
Payroll and employee expenses		50	75
Hardware in transit			26
Total	$ 774	$ 828	$ 1,080